Document and Entity Information Document	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, Address Line One	5830 Granite Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	877
Local Phone Number	202-2666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Entity Emerging Growth Company	false
Entity Central Index Key	0001828937
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE TEXAS, INC.
Document Information [Line Items]
Security Exchange Name	NYSETX